Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	$ 4,334	¥ 30,305	¥ 30,380
Restricted cash			1,281
Short-term investments	688	4,813	2,803
Accounts receivable, net	4,394	30,730	61,059
Advance to suppliers	22,349	156,289	163,647
Deferred offering costs	15	104	2,302
Prepaid expenses and other current assets	429	3,010	1,955
Total current assets	32,209	225,251	263,427
Non-current assets
Software and equipment, net	22,040	154,125	84,465
Development expenditures	4,979	34,816	32,515
Operating lease right-of-use assets, net	18	124	575
Deferred tax assets	2,831	19,800	22,270
Deposit for investment in joint venture	2,820	19,721
Total non-current assets	32,688	228,586	139,825
TOTAL ASSETS	64,897	453,837	403,252
Current liabilities
Short-term borrowings	13,565	94,861	67,470
Accounts payable	5,081	35,530	46,800
Contract liabilities	395	2,764	15,906
Income tax payables	8	55	71
Operating lease liability, current			458
Accrued expenses and other current liabilities	139	977	3,170
Total current liabilities	19,981	139,734	137,575
Operating lease liability, non-current			99
Total non-current liabilities			99
TOTAL LIABILITIES	19,981	139,734	137,674
Commitments and contingencies (Note 18)
Shareholders’ equity
Subscription receivables		(3)	(3)
Treasury stock	(122)	(856)	(856)
Additional paid-in capital	26,164	182,968	142,828
Statutory reserve	3,694	25,836	23,271
Retained earnings	14,920	104,335	97,118
Accumulated other comprehensive loss	(143)	(998)	472
Total Lucas GC Limited shareholders' equity	44,513	311,285	262,833
Non-controlling interests	403	2,818	2,745
Total shareholders' equity	44,916	314,103	265,578
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	64,897	453,837	403,252
Common Class A [Member]
Shareholders’ equity
Ordinary shares value		3	3
Common Class B [Member]
Shareholders’ equity
Ordinary shares value
Related Party [Member]
Current liabilities
Amounts due to related parties	$ 793	¥ 5,547	¥ 3,700